VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 97.2%
Common Stocks
Aerospace & Defense — 4.6%
Airbus SE (France)	117,873	$ 15,303,324
Boeing Co. (The)	68,030	25,883,374
United Technologies Corp.	160,919	21,968,662
		63,155,360
Banks — 14.0%
Bank of America Corp.	1,261,554	36,799,530
BB&T Corp.(a)	261,052	13,932,345
Citigroup, Inc.	446,686	30,857,069
JPMorgan Chase & Co.	494,230	58,165,929
PNC Financial Services Group, Inc. (The)(a)	166,883	23,390,321
SunTrust Banks, Inc.	200,835	13,817,448
Wells Fargo & Co.	285,034	14,377,115
		191,339,757
Beverages — 1.5%
PepsiCo, Inc.	151,559	20,778,739
Building Products — 1.7%
Johnson Controls International PLC(a)	523,094	22,958,596
Capital Markets — 1.4%
Goldman Sachs Group, Inc. (The)	94,779	19,641,052
Chemicals — 3.4%
FMC Corp.	205,946	18,057,345
Linde PLC (United Kingdom)	146,712	28,421,049
		46,478,394
Communications Equipment — 1.6%
Cisco Systems, Inc.	277,243	13,698,576
Nokia OYJ (Finland), ADR(a)	1,629,196	8,243,732
		21,942,308
Consumer Finance — 2.7%
Capital One Financial Corp.	264,488	24,063,118
SLM Corp.	1,526,236	13,469,033
		37,532,151
Diversified Telecommunication Services — 3.2%
AT&T, Inc.	371,661	14,063,652
Verizon Communications, Inc.	499,296	30,137,507
		44,201,159
Electric Utilities — 4.0%
American Electric Power Co., Inc.	375,731	35,202,237
Exelon Corp.	405,635	19,596,227
		54,798,464
Electrical Equipment — 1.4%
Emerson Electric Co.	291,724	19,504,667
Energy Equipment & Services — 0.9%
Schlumberger Ltd.	352,093	12,031,018
Entertainment — 2.1%
Walt Disney Co. (The)	216,047	28,155,245
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 3.6%
American Campus Communities, Inc.	284,610	$ 13,684,049
American Tower Corp.	93,619	20,701,969
Boston Properties, Inc.	114,453	14,839,976
		49,225,994
Food & Staples Retailing — 2.7%
Walmart, Inc.	306,505	36,376,013
Food Products — 2.9%
Conagra Brands, Inc.(a)	375,231	11,512,087
Mondelez International, Inc. (Class A Stock)	512,500	28,351,500
		39,863,587
Health Care Equipment & Supplies — 1.8%
Zimmer Biomet Holdings, Inc.	181,090	24,858,224
Health Care Providers & Services — 2.3%
Cigna Corp.	78,956	11,984,731
Laboratory Corp. of America Holdings*	119,427	20,063,736
		32,048,467
Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	91,370	19,618,053
Household Products — 2.3%
Procter & Gamble Co. (The)	252,678	31,428,090
Insurance — 4.5%
Brighthouse Financial, Inc.*	174,560	7,064,443
Chubb Ltd.	204,273	32,977,833
MetLife, Inc.	452,906	21,359,047
		61,401,323
Interactive Media & Services — 1.3%
Alphabet, Inc. (Class A Stock)*	14,567	17,788,346
Media — 2.8%
Comcast Corp. (Class A Stock)	704,041	31,738,168
Liberty Global PLC (United Kingdom) (Class C Stock)*(a)	281,249	6,690,914
		38,429,082
Multiline Retail — 0.5%
Dollar Tree, Inc.*	62,041	7,082,601
Multi-Utilities — 1.7%
Ameren Corp.	283,577	22,700,339
Oil, Gas & Consumable Fuels — 7.9%
Chevron Corp.	349,677	41,471,692
Noble Energy, Inc.(a)	415,353	9,328,829
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	440,791	25,940,550
Suncor Energy, Inc. (Canada)(a)	598,657	18,905,588
Williams Cos., Inc. (The)(a)	532,531	12,812,696
		108,459,355
Pharmaceuticals — 6.7%
AstraZeneca PLC (United Kingdom), ADR	374,613	16,696,502
Bristol-Myers Squibb Co.(a)	272,058	13,796,061
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VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Elanco Animal Health, Inc.*	249,143	$ 6,624,712
Eli Lilly & Co.	152,203	17,020,862
Merck & Co., Inc.	196,574	16,547,599
Pfizer, Inc.	581,366	20,888,480
		91,574,216
Road & Rail — 1.8%
Union Pacific Corp.	148,318	24,024,550
Semiconductors & Semiconductor Equipment — 3.1%
Broadcom, Inc.	59,293	16,369,018
QUALCOMM, Inc.	129,294	9,862,546
Texas Instruments, Inc.(a)	127,540	16,483,270
		42,714,834
Software — 2.3%
Microsoft Corp.	137,059	19,055,313
SAP SE (Germany), ADR(a)	111,361	13,126,121
		32,181,434
Specialty Retail — 2.9%
Advance Auto Parts, Inc.	14,252	2,357,281
Lowe’s Cos., Inc.	142,369	15,654,895
Ross Stores, Inc.	197,922	21,741,732
		39,753,908
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	73,526	16,467,618
Trading Companies & Distributors — 1.0%
United Rentals, Inc.*	108,100	13,473,584

Total Long-Term Investments (cost $930,738,431)		1,331,986,528
	Shares	Value

Short-Term Investments — 12.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	31,924,043	$ 31,924,043
PGIM Institutional Money Market Fund (cost $140,327,752; includes $140,056,484 of cash collateral for securities on loan)(b)(w)	140,320,199	140,334,231

Total Short-Term Investments (cost $172,251,795)		172,258,274

TOTAL INVESTMENTS—109.8% (cost $1,102,990,226)		1,504,244,802

Liabilities in excess of other assets — (9.8)%		(134,587,394)

Net Assets — 100.0%		$ 1,369,657,408

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $137,223,215; cash collateral of $140,056,484 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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